Share-Based Compensation	6 Months Ended
Jun. 30, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-Based Compensation

18. Share-based Compensation

2019 Stock Incentive Plan

The Group adopted the 2019 stock incentive plan (“2019 Plan”) and obtained Board’s approval on November 1, 2019, under which the Group may grant various awards such as options, restricted shares or restricted share units to employees, directors, and consultants for services rendered. As of both December 31, 2021 and June 30, 2022, the Group had reserved 2,407,091 ordinary shares under the 2019 Plan.

18. Share-based Compensation (continued)

2021 Stock Incentive Plan

The Group adopted the 2021 Stock Incentive Plan (“2021 Plan”) effective on the day of effectiveness of the Company’s IPO. Awards granted under the 2021 Plan may be either stock options, stock appreciation rights (“SARs”), restricted stock units (“RSUs”), restricted stock awards (“RSA”) or dividend equivalent right (“DER”).

In 2021, the Company granted a total of 2,403,660 options which contain 897,660 options from the 2019 Plan and 1,506,000 options from the 2021 Plan. During the six months ended June 30, 2022, the Company granted 2,833,547 options from the 2021 Plan.

2021 Employee Share Purchase Plan

The Group adopted the 2021 Employee Share Purchase Plan (“2021 ESPP”) and began implementation in May 2022. A total of 600,000 ordinary shares were initially reserved for issuance under the 2021 ESPP.

An offering has been made under the 2021 ESPP starting May 1, 2022 for the Section 423 component of the plan with the following key provisions: each offering period covers a 24-month period with each offering period providing four purchase periods, with implementation of consecutive overlapping offering periods, limitation on the number of shares, reset and look-back provisions, and other restrictions. As of June 30, 2022, no purchases have been made.

Additional Shares Subject to 2021 Plan and 2021 ESPP

During 2022, an additional 2,753,800 shares and 55,076 shares were made available in accordance with the evergreen provisions of the Company’s 2021 Plan and 2021 ESPP, respectively.

The activities of the options outstanding at June 30, 2022 were as follows:

	Number of Options	Weighted Average Exercise Price Per Share Option
Options outstanding as of December 31, 2021	3,748,389
Granted during the six months ended June 30, 2022	2,833,547	USD 3.57
Forfeited during the six months ended June 30, 2022 (i)	(870,559)	USD 10.37
Options outstanding as of June 30, 2022	5,711,377
Options exercisable as of June 30, 2022	1,025,722

The weighted average remaining contractual life of options outstanding as of December 31, 2021 and June 30, 2022 were both 9.2 years, respectively.

(i)
The options were forfeited when the employment terminated.

18. Share-based Compensation (continued)

Fair value of options granted and ESPP compensation

Based on the fair value of underlying ordinary shares, using public market pricing, the Group used the Binomial option-pricing model to determine the fair value of options as of the grant date. Separately, the Group used the Black-Scholes option-pricing model to determine the fair value of ESPP compensation expense calculation as of the grant date. The amounts withheld from employees’ paychecks totaled RMB 0.2 million (USD 0.03 million), which is recorded in Other payables and accruals within Current liabilities. Key assumptions for the options granted for the periods and ESPP compensation are set forth below:

	Stock Incentive Plan		ESPP
	December 31,	June 30,	June 30,
	2021	2022	2022
	RMB’000	RMB’000	RMB’000
Weighted average exercise price during the period	USD 13.8	USD 3.57	USD 1.86
Grant date share price	USD 4.3~USD 23.3	USD 0.75~USD 4.91	USD 1.86
Risk-free interest rate	1.2%~1.7%	1.9%~3.1%	1.5%~2.7%
Expected volatility	60.5%~62.2%	61.4%~61.8%	51.1%~55.4%
Option life	10 years	10 years	0.5~2.0 years
Expected early exercise multiple	2.2	2.2-2.8	N/A
Dividend yield	Nil	Nil	Nil
Forfeiture rate*	3.0%-9.6%	3.0%-9.6%	0.03
Weighted average fair value of options granted during the period	USD 10.6	USD 2.06	USD 0.71

*Forfeiture rates for executives and directors, and all other employees in the year ended December 31, 2021, were 3.0% and 9.6%, respectively, and were also used for the six month period ending June 30, 2022.

The Company adopted the average volatility of comparable companies as a proxy of the expected volatility of the underlying shares. The volatility of each comparable company was based on the historical daily stock prices for a period with length commensurate to the remaining maturity life of the share options.

Share-based compensation to co-founders

Pursuant to the shareholders agreement, upon achievement of certain R&D milestones, 210,682 ordinary shares were issued to the co-founders during the six months ended June 30, 2021. After the Share Consolidation, these shares became 121,080 ordinary shares.

Based on the anti-dilutive obligation of the Company to issue additional Series C preferred shares, the Company also issued 80,457 Series C preferred shares to the co-founders. After the Share Consolidation, those shares became 46,232 Series C preferred shares.

To determine the fair value of this share-based payment to co-founders, the Group estimated the Company’s equity value using the hybrid method and adopted the allocation model. The fair value of this share-based payment was determined to be USD 0.9 per share before the Share Consolidation (USD 1.57 per share after the Share Consolidation) on the grant date. Key assumptions included risk-free interest rate of 2.5%, expected volatility of 60.0%, dividend yield of nil based on the management’s best estimates.

18. Share-based Compensation (continued)

Share-based compensation expenses included in the interim condensed consolidated financial statements of loss for the six months ended June 30, 2021 and 2022 was as follows:

	Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000
Research and development expenses (Note 6)	8,529	12,778
Administrative expenses (Note 6)	10,894	15,116
	19,423	27,894